Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock	Common Stock	Additional Paid-in capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Non-controlling Interest	Total
Balance at Dec. 31, 2015	$ 2,345	$ 8,318	$ 26,124,907	$ (30,497,901)	$ 1,012,914	$ 1,079,563	$ (2,269,854)
Balance, Shares at Dec. 31, 2015	4,689,503	83,158,778
Foreign currency translation adjustment					76,067		76,067
Dividend on preferred stock				(234,475)			(234,475)
Net loss				(59,047)			(59,047)
Balance at Dec. 31, 2016	$ 2,345	$ 8,318	26,124,907	(30,791,423)	1,088,981	1,079,563	(2,487,309)
Balance, Shares at Dec. 31, 2016	4,689,503	83,158,778
Foreign currency translation adjustment					(69,144)		(69,144)
Dividend on preferred stock				(234,475)			(234,475)
Net loss				(52,412)			(52,412)
Balance at Dec. 31, 2017	$ 2,345	$ 8,318	26,124,907	(31,078,310)	1,019,837	1,079,563	(2,843,340)
Balance, Shares at Dec. 31, 2017	4,689,503	83,158,778
Foreign currency translation adjustment					57,103		57,103
Dividend on preferred stock				(234,476)			(234,476)
Net loss				(52,619)			(52,619)
Balance at Dec. 31, 2018	$ 2,345	$ 8,318	$ 26,124,907	$ (31,365,405)	$ 1,076,940	$ 1,079,563	$ (3,073,332)
Balance, Shares at Dec. 31, 2018	4,689,503	83,158,778